GOODWILL AND OTHER INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 26, 2020
Goodwill [Line Items]
Goodwill	$ 236,895		$ 153,537	$ 113,170	$ 130,870	$ 130,870	$ 122,202
Amortization of intangible assets	4,151	$ 2,534	6,021	4,927	10,724	11,111
Branded CPG
Goodwill [Line Items]
Goodwill	233,600		150,300	77,749	88,849	88,849	118,528
Flavors & Ingredients
Goodwill [Line Items]
Goodwill	$ 3,300		$ 3,200	$ 35,421	$ 42,021	$ 42,021	$ 3,674